Interest Income (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of interest income

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Cash and cash equivalents	$17,831.3	$49,740.0	$72,126.2
Financial assets at amortized cost	2,008.6	6,363.7	8,458.2
Financial assets at FVTOCI	2,582.3	4,190.2	6,629.0

	$22,422.2	$60,293.9	$87,213.4